Other income (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Gain on disposal of property [Member]		Dec. 31, 2010 Gain on disposal of property [Member]		Dec. 31, 2009 Gain on disposal of property [Member]		Dec. 31, 2011 Gain on disposal of land [Member]	Dec. 31, 2010 Gain on disposal of land [Member]	Dec. 31, 2009 Gain on disposal of land [Member]	Dec. 31, 2011 Investment income [Member]	Dec. 31, 2010 Investment income [Member]	Dec. 31, 2009 Investment income [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]	Dec. 31, 2009 Other [Member]	Aug. 31, 2011 Ic Rail Marine Terminal [Member]	Mar. 31, 2011 Lakeshore East [Member]	Mar. 31, 2010 Oakville Subdivision [Member]	Nov. 30, 2009 Lower Newmarket Subdivision [Member]	Mar. 31, 2009 Weston Subdivision [Member]
Component Of Other Income And Expense Nonoperating [Line Items]
Other income	401	212	267	348	[1]	157	[1]	226	[1]	30	20	12	3	5	7	20	30	22
Gain on disposals of properties																			60	288	152	69	157

[1]	2011 includes $60 million and $288 million for the disposal of substantially all of the assets of ICRMT and of a segment of the Company's Kingston subdivision known as the Lakeshore East, respectively, 2010 includes $152 million for the sale of a portion of the property known as the Oakville subdivision and 2009 includes $69 million and $157 million for the sales of the Lower Newmarket and Weston subdivisions, respectively. See Note 5 - Properties.